Capital Risk Management	12 Months Ended
Dec. 31, 2017
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Capital Risk Management
36.	Capital Risk Management

A.	The capital includes common share, capital reserve, legal reserve, and other equity items. The Group’s objectives in managing capital are to maintain sufficient capital to expand production capacity and equipment, and ensure the Group has sufficient and necessary financial resources to deal with operating capital demand, capital expenditure, research and development expenditure, dividend expenditure, loan repayment, and other operating demand.

B.	Except for those mentioned in Note 18, the Company does not have to follow any restrictions of outside capital.